Submission	Oct. 28, 2025
Submission [Line Items]
Central Index Key	0001121404
Registrant Name	Sanofi
Registration File Number	333-278506
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A